General and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] Maximum [Member]
Business And Basis Of Presentation [Line Items]
Advertising expense		$ 2.0	$ 2.1	$ 1.6	$ 0.1
Number of reportable segment	1
Period for maturity of investments considered to be cash equivalents	3 months
Repairs and maintenance expenses		6.2	6.0	4.8	0.4
Hypothetical decrease to fair value	10.00%
Impairment of goodwill	0
Net foreign exchange gains (losses)		0.3	0.3	1.1		0.1
Self-insured retention	$ 0.5
Impairment of indefinite-lived intangible assets	The revised guidance allows an entity testing indefinite-lived intangible assets for impairment the option to first use qualitative factors to determine whether it is more likely than not (a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, as a basis for determining whether it is necessary to perform the quantitative impairment test.
Indefinite-lived intangible assets impairment percentage	50.00%